Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table. In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer) and the average of our NEOs other than the CEO for 2025, 2024, 2023, 2022 and 2021.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Share-holder Return (3)	Peer Group Total Share-holder Return(3)	Net Income (4)	Adjusted EPS(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$23,795,280	$17,340,170	$9,190,604	$8,367,214	$119	$148	$3,614	$7.82
2024	$22,107,164	$7,465,513	$6,722,657	$3,418,147	$119	$129	$3,899	$7.51
2023	$20,903,282	$5,213,515	$7,103,560	$2,603,239	$119	$126	$4,764	$7.63
2022	$20,196,027	$190,304	$6,641,306	($930,613)	$120	$124	$7,209	$10.97
2021	$17,152,267	$59,455,992	$6,225,036	$26,481,836	$149	$126	$6,433	$10.00
(1)    For 2021, 2022, 2023, 2024 and 2025, the PEO is Rainer Blair. The other NEOs in 2021 were Messrs. Joakim Weidemanis and Matthew McGrew and Mss. Angela Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Jose-Carlos Gutierrez-Ramos and Ms. Honeycutt; in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Georgeann Couchara; in 2024 the other NEOs were Messrs. McGrew, Weidemanis and Brian Ellis, Dr. Gutierrez-Ramos and Ms. Couchara; and in 2025 the other NEOs were Messrs. McGrew and Christopher P. Riley, Ms. Julie Sawyer Montgomery and Dr. Gutierrez-Ramos.
(2)    To calculate 2025 CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

		PEO
Fiscal Year		2025
SCT Total		$23,795,280
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($17,679,027)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$20,154,008
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	($7,004,486)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,925,605)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$17,340,170

		Non-PEO NEOs
Fiscal Year		2025
SCT Total		$9,190,604
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,489,973)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,266,843
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	($1,262,914)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($337,347)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$8,367,214

The fair value of performance stock units (PSUs) used in the calculation of CAP (columns (c) and (e)) was determined using a Monte Carlo simulation valuation model, in accordance with ASC 718. The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. In both cases, the assumptions used in these calculations are not materially different than those used for purposes of the 2025 Summary Compensation Table on page 52.
(3)    Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report to Shareholders.
(4)    Values shown are in millions.
(5)    Please see page 40 for a definition of Adjusted EPS. Values shown reflect Adjusted EPS as calculated for purposes of our executive compensation program for the applicable reporting year.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote
(1)    For 2021, 2022, 2023, 2024 and 2025, the PEO is Rainer Blair. The other NEOs in 2021 were Messrs. Joakim Weidemanis and Matthew McGrew and Mss. Angela Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Jose-Carlos Gutierrez-Ramos and Ms. Honeycutt; in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Georgeann Couchara; in 2024 the other NEOs were Messrs. McGrew, Weidemanis and Brian Ellis, Dr. Gutierrez-Ramos and Ms. Couchara; and in 2025 the other NEOs were Messrs. McGrew and Christopher P. Riley, Ms. Julie Sawyer Montgomery and Dr. Gutierrez-Ramos.

Peer Group Issuers, Footnote		Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report to Shareholders.
PEO Total Compensation Amount	[1]	$ 23,795,280	$ 22,107,164	$ 20,903,282	$ 20,196,027	$ 17,152,267
PEO Actually Paid Compensation Amount	[1],[2]	$ 17,340,170	7,465,513	5,213,515	190,304	59,455,992
Adjustment To PEO Compensation, Footnote

		PEO
Fiscal Year		2025
SCT Total		$23,795,280
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($17,679,027)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$20,154,008
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	($7,004,486)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,925,605)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$17,340,170

Non-PEO NEO Average Total Compensation Amount	[1]	$ 9,190,604	6,722,657	7,103,560	6,641,306	6,225,036
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 8,367,214	3,418,147	2,603,239	(930,613)	26,481,836
Adjustment to Non-PEO NEO Compensation Footnote

		Non-PEO NEOs
Fiscal Year		2025
SCT Total		$9,190,604
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,489,973)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,266,843
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	($1,262,914)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($337,347)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid		$8,367,214

Compensation Actually Paid vs. Total Shareholder Return		Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and Average NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income		Relationship between CAP and GAAP Net Income. The chart below reflects the relationship between the PEO and Average NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure		Relationship between CAP and Adjusted EPS (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and Average NEO CAP and our Adjusted EPS.
Total Shareholder Return Vs Peer Group		Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and Average NEO CAP versus our TSR and the Peer Group TSR.
Tabular List, Table
Our Most Important Metrics Used for Linking Pay and Performance. As required by Item 402(v), below are the most important metrics our Committee used to link executive pay to performance for 2025. Our stock price performance, as reflected by our absolute TSR, directly impacts the value of the equity compensation awards we grant to executive officers. Each of the other metrics below are used for purposes of determining payouts under either our executive annual cash incentive compensation program or our executive PSU program.

•Absolute TSR
•Relative TSR compared to S&P 500 TSR
•Adjusted EPS (non-GAAP)
•Adjusted Free Cash Flow to Adjusted Net Income Ratio (non-GAAP)
•Core Revenue Growth (non-GAAP)

Total Shareholder Return Amount	[1],[3]	$ 119	119	119	120	149
Peer Group Total Shareholder Return Amount	[1],[3]	148	129	126	124	126
Net Income (Loss)	[1],[4]	$ 3,614,000,000	$ 3,899,000,000	$ 4,764,000,000	$ 7,209,000,000	$ 6,433,000,000
Company Selected Measure Amount | $ / shares	[1],[5]	7.82	7.51	7.63	10.97	10.00
PEO Name		Rainer Blair	Rainer Blair	Rainer Blair	Rainer Blair	Rainer Blair
Additional 402(v) Disclosure
Pay Versus Performance

The disclosure in this section shall not be deemed to be incorporated by reference into any prior or subsequent filing by Danaher under the Securities Act or the Exchange Act, except to the extent Danaher specifically incorporates it by reference therein.

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:

•A list of the most important measures that our Compensation Committee used in 2025 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid”, or “CAP”) to Company performance;
•A table that compares the total compensation of our named executive officers’ (also known as NEOs) as presented in the 2025 Summary Compensation Table on page 52 (“SCT”) to CAP and that compares CAP to specified performance measures; and
•Graphs that describe:
◦the relationship between CAP, our TSR and the TSR of the S&P 500 Health Care Index (“Peer Group TSR”);
◦the relationship between CAP and our GAAP Net Income; and
◦the relationship between CAP and our Company selected measure, non-GAAP Adjusted EPS.

Salary, Bonus, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits	Current year service cost and any prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year(1)
(1) Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.
		This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used CAP as a basis for making executive compensation decisions, nor did it use GAAP Net Income or Peer Group TSR in any of the years indicated for purposes of determining executive incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 38 to 51 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
Measure:: 1
Pay vs Performance Disclosure
Name		Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name		Relative TSR compared to S&P 500 TSR
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS (non-GAAP)
Non-GAAP Measure Description
Adjusted EPS was the most heavily weighted metric used to determine Company performance under our executive annual cash incentive compensation program in 2025. The Committee weighted Adjusted EPS most heavily in the Company performance formula because it believes Adjusted EPS correlates strongly with shareholder returns, particularly since Adjusted EPS was calculated in a manner that focuses on gains and charges the Committee believes are most directly related to Company operating performance during the period. Accordingly, Adjusted EPS is the Company-selected measure included in the table and graphs that follow.

Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow to Adjusted Net Income Ratio (non-GAAP)
Measure:: 5
Pay vs Performance Disclosure
Name		Core Revenue Growth (non-GAAP)
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (17,679,027)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,154,008
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,004,486)
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,925,605)
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,489,973)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,266,843
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,262,914)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(337,347)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]
(1)    For 2021, 2022, 2023, 2024 and 2025, the PEO is Rainer Blair. The other NEOs in 2021 were Messrs. Joakim Weidemanis and Matthew McGrew and Mss. Angela Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Jose-Carlos Gutierrez-Ramos and Ms. Honeycutt; in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Georgeann Couchara; in 2024 the other NEOs were Messrs. McGrew, Weidemanis and Brian Ellis, Dr. Gutierrez-Ramos and Ms. Couchara; and in 2025 the other NEOs were Messrs. McGrew and Christopher P. Riley, Ms. Julie Sawyer Montgomery and Dr. Gutierrez-Ramos.

[2]	To calculate 2025 CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:
[3]	Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report to Shareholders.
[4]	Values shown are in millions.
[5]	Please see page 40 for a definition of Adjusted EPS. Values shown reflect Adjusted EPS as calculated for purposes of our executive compensation program for the applicable reporting year.